Equity (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Equity [Abstract]
Beginning balance		$ 5,012,260		$ 2,820,037
Proportionate share of net income		668,396		399,559		$ 41,270
Capital contribution by a minority shareholder			[1]	2,218,617	[1]	2,912,760
Acquisition of noncontrolling interests in REIT Changjiang	[2]	(3,970,350)
Foreign currency translation adjustment		597,421		(425,952)
Ending balance		$ 2,307,727		$ 5,012,260		$ 2,820,037

[1]	In July 2015, Beijing REIT established a new subsidiary REIT Xinyi wherein Beijing REIT owns 70% equity interest. Another noncontrolling shareholder contributed RMB 300,000 (equivalent to $48,240) in cash as of December 31, 2015 as well as a land use right of 206,667 square meters to exchange for 30% ownership interest in REIT Xinyi. The contribution of land use right as registered capital was pending approval by the local government as of December 31, 2015. Thus, no fair value of the land use right was recorded as assets or minority interest. In 2016, the contribution of land use right as the registered capital was not approved. On October 28, 2016, Beijing REIT and Xinyi Transportation signed an amendment to change Xinyi Transportation's capital contribution from land use right to cash. Pursuant to the amendment signed on October 28, 2016 to the Collaboration Agreement signed on November 17, 2014 between Beijing REIT and its noncontrolling shareholder, all capital contribution should be in the form of cash. In November 2016, the noncontrolling shareholder made total cash contributions of RMB 15,000,000 (approximately $2,218,617) into REIT Xinyi instead of the land right contribution.
[2]	On January 10, 2016, Zhongrong Huanneng Investment (Beijing) Co., Ltd. ("Zhongrong") signed an equity transfer agreement with Beijing REIT, pursuant to which the shareholders of Zhongrong agreed to transfer all of its equity interests held on behalf of four individual shareholders in REIT Changjiang to Beijing REIT. At the time of the transfer, REIT Changjiang was controlled in majority (84.32%) by the same four individual shareholders as those of Beijing REIT. Zhongrong and Beijing REIT are considered under common control since they are owned by the same four individual shareholders. As of December 31, 2017, the transfer was completed and REIT Changjiang is now considered as a fully owned subsidiary of Beijing REIT.